PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statements of Comprehensive Loss
Net loss	¥ (669,214)	¥ (442,083)	¥ (430,268)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	(386,951)	86,570	61,434
Comprehensive loss	(1,056,165)	(355,513)	(368,834)
Parent Company | Reportable Legal Entities
Condensed Statements of Comprehensive Loss
Net loss	(666,407)	(442,083)	(430,268)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	(386,951)	86,570	61,434
Comprehensive loss	¥ (1,053,358)	¥ (355,513)	¥ (368,834)